UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch Natural Resources Trust

Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

Country                Industry*                                    Shares Held   Common Stocks                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.6%       Metals & Mining - 1.6%                           153,800   Alumina Ltd.                        $     695,184
                                                                         58,400   BHP Billiton Ltd.                         738,741
                                                                        120,000   Newcrest Mining Ltd.                    1,398,563
                                                                        139,800   WMC Resources Ltd. (b)                    870,129
                                                                                                                      -------------
                                                                                                                          3,702,617
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Australia        3,702,617
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%          Metals & Mining - 0.5%                            42,000   Cia Vale do Rio Doce (a)                1,131,900
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Brazil           1,131,900
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 25.2%         Canadian Independents - 19.4%                    254,000   Atlas Energy Ltd. (b)                     789,354
                                                                         47,200   Bear Ridge Resources Ltd. (b)             135,400
                                                                        595,000   Blizzard Energy, Inc. (b)               1,185,306
                                                                         54,400   Canadian Natural Resources Ltd.         2,704,936
                                                                        120,000   Clear Energy, Inc. (b)                    449,420
                                                                        253,000   Compton Petroleum Corp. (b)             2,086,577
                                                                        241,000   Crew Energy, Inc. (b)                   2,045,221
                                                                         58,453   Cyries Energy, Inc. (b)                   442,956
                                                                        109,500   Devlan Exploration, Inc. (b)              287,067
                                                                        173,661   EnCana Corp.                           11,145,191
                                                                         38,800   Husky Energy, Inc.                      1,133,129
                                                                         72,300   Kereco Energy Ltd. (b)                    662,536
                                                                        149,661   Mission Oil & Gas, Inc. (b)               846,722
                                                                         28,600   Nexen, Inc.                             1,373,083
                                                                         21,000   Niko Resources Ltd.                       886,888
                                                                        227,000   Oilexco, Inc. (b)                         434,121
                                                                         47,500   Paramount Resources Ltd. (b)              558,668
                                                                         60,800   Petro-Canada                            3,384,587
                                                                         79,453   ProEx Energy Ltd. (b)                     620,455
                                                                         78,000   Real Resources, Inc. (b)                  839,077
                                                                        277,918   Rider Resources Ltd. (b)                2,380,667
                                                                         97,800   Suncor Energy, Inc.                     3,620,693
                                                                        328,500   TUSK Energy Corp. (b)                   1,031,348
                                                                        146,600   Talisman Energy, Inc.                   4,435,557
                                                                        261,788   Thunder Energy, Inc. (b)                1,547,844
                                                                                                                      -------------
                                                                                                                         45,026,803
                       ------------------------------------------------------------------------------------------------------------
                       Gold Mines - 0.3%                                165,000   Crystallex International Corp. (b)        611,379
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.7%                            29,100   Alcan, Inc.                               943,422
                                                                         50,000   Barrick Gold Corp.                      1,123,551
                                                                         48,000   Canico Resource Corp. (b)                 546,954
                                                                        354,500   Eldorado Gold Corp. (b)                   847,444
                                                                         65,400   Glamis Gold Ltd. (b)                      920,327
                                                                        211,000   Northern Orion Resources, Inc. (b)        497,677

Merrill Lynch Natural Resources Trust

Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

Country                Industry*                                    Shares Held   Common Stocks                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         47,800   Placer Dome, Inc.                   $     639,898
                                                                         25,000   Teck Cominco Ltd. Class B                 809,793
                                                                                                                      -------------
                                                                                                                          6,329,066
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 2.2%                        420,600   Drillers Technology Corp. (b)             485,972
                                                                         50,500   Ensign Resource Service Group           1,034,185
                                                                         41,500   Precision Drilling Corp. (b)            3,002,669
                                                                          7,300   Precision Drilling Corp. (b)              526,841
                                                                                                                      -------------
                                                                                                                          5,049,667
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services & Equipment - 0.4%            106,300   Tesco Corp. (b)                         1,033,396
                       ------------------------------------------------------------------------------------------------------------
                       Paper - 0.2%                                      51,400   Domtar, Inc.                              429,238
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Canada          58,479,549
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.2%           Metals & Mining - 1.2%                            52,300   Aluminum Corp. of China Ltd. (a)        2,856,103
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in China            2,856,103
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.1%          Oil & Gas Exploration & Production - 2.0%         41,200   Total SA (a)                            4,569,492
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services & Equipment - 1.1%             62,675   Technip SA (a)                          2,667,448
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in France           7,236,940
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.9%       Oil & Gas Exploration & Production - 0.9%         39,300   CNOOC Ltd. (a)                          2,115,126
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Hong Kong        2,115,126
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%           Integrated Oil & Gas - 0.4%                        7,400   ENI SpA (a)                               928,404
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 0.9%                        158,800   Saipem SpA                              1,996,751
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Italy            2,925,155
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.6%    Paper - 0.6%                                     128,500   Sappi Ltd. (a)                          1,282,430
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in South
                                                                                  Africa                                  1,282,430
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.5%  Integrated Oil & Gas - 0.5%                       18,000   BP Plc (a)                              1,096,200
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in the
                                                                                  United Kingdom                          1,096,200
-----------------------------------------------------------------------------------------------------------------------------------
United States - 60.6%  Chemicals - 0.4%                                  18,000   Praxair, Inc.                             842,940
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 11.4%                      61,974   Chevron Corp.                           3,222,648
                                                                         41,829   ConocoPhillips                          4,385,771
                                                                         89,828   Exxon Mobil Corp.                       5,122,891
                                                                         38,100   Marathon Oil Corp.                      1,774,317
                                                                        119,400   Murphy Oil Corp.                       10,637,346
                                                                         70,000   Williams Cos., Inc.                     1,191,400
                                                                                                                      -------------
                                                                                                                         26,334,373
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust

Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

Country                Industry*                                    Shares Held   Common Stocks                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.6%                            22,900   Alcoa, Inc.                         $     664,558
                                                                         17,400   Arch Coal, Inc.                           771,516
                                                                         32,900   Consol Energy, Inc.                     1,422,596
                                                                          9,100   Newmont Mining Corp.                      345,527
                                                                         67,200   Peabody Energy Corp.                    2,941,344
                                                                                                                      -------------
                                                                                                                          6,145,541
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 11.6%                        71,200   ENSCO International, Inc.               2,321,120
                                                                         75,122   GlobalSantaFe Corp.                     2,524,099
                                                                         45,900   Helmerich & Payne, Inc.                 1,764,396
                                                                         46,800   Nabors Industries Ltd. (b)              2,521,116
                                                                        105,633   National Oilwell Varco, Inc. (b)        4,197,855
                                                                         61,700   Noble Corp. (e)                         3,140,530
                                                                         47,800   Patterson-UTI Energy, Inc.              1,145,766
                                                                         38,000   Pride International, Inc. (b)             847,400
                                                                         91,000   Rowan Cos., Inc. (b)                    2,414,230
                                                                         92,000   Todco Class A (b)                       2,047,000
                                                                         86,500   Transocean, Inc. (b)                    4,011,005
                                                                                                                      -------------
                                                                                                                         26,934,517
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Exploration & Production - 21.2%       122,360   Apache Corp.                            6,887,644
                                                                         10,200   Bill Barrett Corp. (b)                    271,728
                                                                         78,594   Burlington Resources, Inc.              3,820,454
                                                                         26,600   Cabot Oil & Gas Corp. Class A             783,104
                                                                        435,500   CanArgo Energy Corp. (b)(e)               335,335
                                                                         57,000   Carrizo Oil & Gas, Inc. (b)               942,210
                                                                         55,000   Chesapeake Energy Corp.                 1,058,200
                                                                         20,394   Cimarex Energy Co. (b)(e)                 723,987
                                                                        180,398   Devon Energy Corp.                      8,148,578
                                                                        203,600   EOG Resources, Inc.                     9,681,180
                                                                         84,000   Energy Partners Ltd. (b)                1,920,240
                                                                         45,800   Forest Oil Corp. (b)                    1,764,674
                                                                         17,922   Kerr-McGee Corp.                        1,390,747
                                                                         28,000   Newfield Exploration Co. (b)            1,988,840
                                                                         30,800   Noble Energy, Inc.                      1,974,896
                                                                         75,700   Pioneer Natural Resources Co.           3,077,962
                                                                         21,200   Pogo Producing Co.                        954,212
                                                                         85,000   Range Resources Corp.                   1,925,250
                                                                         27,000   Unocal Corp.                            1,472,850
                                                                                                                      -------------
                                                                                                                         49,122,091
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust

Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

Country                Industry*                                    Shares Held   Common Stocks                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services & Equipment - 10.5%            97,300   BJ Services Co.                     $   4,743,375
                                                                         69,100   Baker Hughes, Inc.                      3,048,692
                                                                         31,600   Cooper Cameron Corp. (b)                1,736,104
                                                                         91,000   FMC Technologies, Inc. (b)              2,760,030
                                                                         32,800   Grant Prideco, Inc. (b)                   726,520
                                                                         39,000   Halliburton Co.                         1,622,010
                                                                         23,700   Lone Star Technologies (b)                922,878
                                                                         82,500   Oil States International, Inc. (b)      1,675,575
                                                                         27,600   Schlumberger Ltd.                       1,888,116
                                                                         47,000   Smith International, Inc. (e)           2,734,460
                                                                         48,925   Weatherford International Ltd.
                                                                                  (b)(e)                                  2,551,439
                                                                                                                      -------------
                                                                                                                         24,409,199
                       ------------------------------------------------------------------------------------------------------------
                       Refining, Marketing & Transportation - 1.7%       58,400   Valero Energy Corp.                     4,002,152
                       ------------------------------------------------------------------------------------------------------------
                       Utilities - 1.2%                                  49,200   Equitable Resources, Inc.               2,835,888
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in the
                                                                                  United States                         140,626,701
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Investments in Common Stocks
                                                                                  (Cost - $120,479,796) - 95.5%         221,452,721
                       ------------------------------------------------------------------------------------------------------------

                                                            Beneficial Interest   Short-Term Securities
                       ------------------------------------------------------------------------------------------------------------
                                                                   $ 11,151,283   Merrill Lynch Liquidity Series,
                                                                                  LLC Cash Sweep Series I (c)            11,151,283
                                                                      7,121,450   Merrill Lynch Liquidity Series,
                                                                                  LLC Money Market Series (c)(d)          7,121,450
                       ------------------------------------------------------------------------------------------------------------
                                                                                  Total Investments in Short-Term
                                                                                  Securities
                                                                                  (Cost - $18,272,733) - 7.9%            18,272,733
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $138,752,529**) - 103.4%                                               239,725,454

                       Liabilities in Excess of Other Assets - (3.4%)                                                    (7,839,920)
                                                                                                                      -------------
                       Net Assets - 100.0%                                                                            $ 231,885,534
                                                                                                                      =============

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 138,896,414
                                                                  =============
      Gross unrealized appreciation                               $ 101,662,015
      Gross unrealized depreciation                                    (832,975)
                                                                  -------------
      Net unrealized appreciation                                 $ 100,829,040
                                                                  =============

Merrill Lynch Natural Resources Trust

Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                        $ (2,811,238)         $ 154,124
      Merrill Lynch Liquidity Series, LLC
      Money Market Series
                                                 $  7,025,450          $   2,116
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Natural Resources Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive
    Merrill Lynch Natural Resources Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Natural Resources Trust

Date: June 20, 2005